Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 15,408	$ 10,631
Investments	770	798
Prepaid expenses	249	322
Other current assets	97	74
Total current assets	16,524	11,825
Non-current assets:
Property and equipment	150	142
Total non-current assets	150	142
Total assets	16,674	11,967
Current liabilities:
Accounts payable	362	589
Accrued liabilities	1,843	1,176
Total current liabilities	2,205	1,765
Commitments (note 11)
Shareholders’ equity:
Common shares, no par value, unlimited authorized shares, 30,702,053 and 27,502,053 shares issued and outstanding at March 31, 2018 and December 31, 2017	240,778	231,923
Additional paid-in capital	31,593	29,365
Accumulated other comprehensive loss	(4,318)	(4,316)
Deficit	(253,584)	(246,770)
Total shareholders’ equity	14,469	10,202
Total liabilities and shareholders’ equity	$ 16,674	$ 11,967